Retirement Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement plans	$ 7.0	$ 6.9	$ 4.5